WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 49.7%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	4.050%	12/15/23	$1,330,000	$1,438,066
AT&T Inc., Senior Notes	0.900%	3/25/24	1,650,000	1,653,291
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,560,000	1,558,833	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	783,162
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,510,000	1,530,580
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	549,030
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.225%	5/15/25	2,880,000	2,963,198	(b)

Total Diversified Telecommunication Services				10,476,160

Media - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	732,687	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	1.776%	2/1/24	3,430,000	3,524,785	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,650,000	3,000,083
Comcast Corp., Senior Notes	3.600%	3/1/24	4,440,000	4,778,491
Comcast Corp., Senior Notes	3.950%	10/15/25	1,520,000	1,696,901
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,347,483
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	200,000	200,566
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	590,000	659,889

Total Media				15,940,885

Wireless Telecommunication Services - 0.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	626,287
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	81,748
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	3,000,000	3,241,800

Total Wireless Telecommunication Services				3,949,835

TOTAL COMMUNICATION SERVICES				30,366,880

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 1.8%
American Honda Finance Corp., Senior Notes	0.650%	9/8/23	1,640,000	1,649,120
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,000,000	1,049,228
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	0.471%	11/5/21	250,000	250,091	(b)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,865,250

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.550%	7/8/22	$140,000	$143,741
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	510,000	535,856
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,390,000	1,391,606
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.457%	6/30/22	200,000	201,700	(b)
Hyundai Capital America, Senior Notes	1.250%	9/18/23	1,040,000	1,049,975	(a)
Nissan Motor Acceptance Corp., Senior Notes	2.000%	3/9/26	1,100,000	1,110,925	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	950,000	990,172	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	1,060,000	1,063,760
Toyota Motor Credit Corp., Senior Notes	2.700%	1/11/23	660,000	681,899
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	199,904

Total Automobiles				12,183,227

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,880,000	2,976,457
McDonald’s Corp., Senior Notes	3.350%	4/1/23	1,090,000	1,138,276
McDonald’s Corp., Senior Notes	3.700%	1/30/26	680,000	752,846

Total Hotels, Restaurants & Leisure				4,867,579

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	136,306

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	3,240,000	3,242,381
eBay Inc., Senior Notes	1.400%	5/10/26	790,000	797,025

Total Internet & Direct Marketing Retail				4,039,406

Multiline Retail - 0.1%
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	25,984
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	800,000	841,577

Total Multiline Retail				867,561

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.250%	3/1/22	500,000	507,641
Home Depot Inc., Senior Notes	2.700%	4/1/23	140,000	144,562
Target Corp., Senior Notes	2.250%	4/15/25	90,000	94,638

Total Specialty Retail				746,841

TOTAL CONSUMER DISCRETIONARY				22,840,920

CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.859%	1/12/24	1,655,000	1,672,679	(b)

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	3.400%	6/26/23	500,000	527,514

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.1%
Mondelez International Inc., Senior Notes	0.625%	7/1/22	$500,000	$501,516
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	500,000	529,684	(a)

Total Food Products				1,031,200

Tobacco - 1.0%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,060,000	1,106,027
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,730,000	1,818,552
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	700,000	704,392
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	500,000	511,805
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,440,000	1,458,352
Philip Morris International Inc., Senior Notes	1.500%	5/1/25	200,000	203,992
Reynolds American Inc., Senior Notes	4.850%	9/15/23	660,000	717,778

Total Tobacco				6,520,898

TOTAL CONSUMER STAPLES				9,752,291

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Apache Corp., Senior Notes	3.250%	4/15/22	330,000	333,336
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,130,000	1,194,441
BP Capital Markets America Inc., Senior Notes	3.194%	4/6/25	190,000	204,321
Chevron Corp., Senior Notes	1.141%	5/11/23	960,000	974,615
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	0.659%	3/3/22	800,000	802,025	(b)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	170,000	169,049
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	300,000	324,407
Continental Resources Inc., Senior Notes	4.500%	4/15/23	610,000	636,688
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,670,000	3,109,496
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	400,000	420,593
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,850,000	3,055,127
Energy Transfer LP, Senior Notes	4.200%	9/15/23	800,000	852,098
Energy Transfer LP, Senior Notes	4.500%	4/15/24	1,190,000	1,292,863
Energy Transfer LP, Senior Notes	4.750%	1/15/26	970,000	1,088,043
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,190,000	1,233,796
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	706,610
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,730,000	3,019,144
EOG Resources Inc., Senior Notes	2.625%	3/15/23	660,000	680,225
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,333,186
EQT Corp., Senior Notes	3.000%	10/1/22	750,000	766,748

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	3.125%	5/15/26	$1,800,000	$1,851,750	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	110,000	118,914
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	45,546
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,440,000	1,469,557
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	203,352
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,460,000	1,617,622
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	1.406%	1/15/23	1,365,000	1,385,608	(b)
MPLX LP, Senior Notes	3.375%	3/15/23	520,000	541,536
MPLX LP, Senior Notes	1.750%	3/1/26	1,390,000	1,408,207
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,050,000	1,049,503
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	1,330,000	1,320,960
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,500,000	1,486,705
Qatar Petroleum, Senior Notes	1.375%	9/12/26	1,520,000	1,523,896	(a)
Shell International Finance BV, Senior Notes	2.375%	4/6/25	480,000	504,082
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	0.521%	11/13/23	1,300,000	1,309,265	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	110,000	138,484
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,800,000	1,942,650
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	650,000	648,507	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,118,000	1,118,000
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	630,000	677,817
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	280,000	306,771

TOTAL ENERGY				43,865,543

FINANCIALS - 21.6%
Banks - 13.5%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	415,299
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.239%	4/12/23	200,000	202,572	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,140,000	4,154,831	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	3,230,000	3,284,989	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	0.921%	3/5/24	1,800,000	1,816,551	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	1.098%	7/23/24	1,000,000	1,014,875	(b)

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.125%	4/24/23	$800,000	$804,364	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,820,000	1,879,643	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	0.879%	9/15/26	200,000	199,380	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	2,280,000	2,280,631
Bank of Montreal, Senior Notes	1.850%	5/1/25	400,000	413,622
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	610,000	614,778
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	1.094%	7/20/23	1,000,000	1,016,703	(b)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	1.505%	5/16/24	1,400,000	1,424,764	(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	470,390	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	2,760,000	2,841,889	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	400,000	435,564	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	485,437
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	400,000	440,000	(b)(d)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	1,730,000	1,736,223	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,210,000	2,220,575	(b)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	2,260,000	2,306,396	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.075%	7/24/23	2,970,000	2,989,930	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	1.550%	9/1/23	2,050,000	2,074,874	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,140,000	1,219,562	(b)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,500,000	1,632,910
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	337,054	(a)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	921,422	(a)(b)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	500,000	505,370	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	1.179%	9/12/23	$1,170,000	$1,183,171	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,237,619	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	240,000	240,189	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	1.125%	5/18/24	1,540,000	1,558,660	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	600,000	622,562	(a)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,294,588	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,060,000	2,128,036	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	0.969%	1/10/25	1,690,000	1,714,132	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.355%	10/24/23	4,260,000	4,316,617	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,440,000	2,621,722	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then Secured Overnight Financing Rate + 0.340%)	0.423%	1/3/24	1,720,000	1,720,899	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,560,000	1,666,154
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	400,000	411,094	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	270,838	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	400,000	402,056	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,430,000	2,435,838	(a)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,780,000	2,789,114
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	803,053	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	199,856
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	0.926%	10/16/23	1,200,000	1,216,318	(b)

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	$3,260,000	$3,280,949
Truist Bank, Senior Notes	1.250%	3/9/23	3,240,000	3,287,931
U.S. Bank N.A., Senior Notes	1.800%	1/21/22	1,000,000	1,004,988
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	5,040,000	5,147,915	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,320,000	3,449,409	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.359%	10/31/23	4,110,000	4,165,626	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,390,000	2,405,910

Total Banks				92,715,842

Capital Markets - 5.5%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	3,140,000	3,287,889
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	200,000	205,671
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,893,129
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,650,000	1,659,930
Credit Suisse AG, Senior Notes	0.495%	2/2/24	1,090,000	1,089,200
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	1,980,000	2,032,144	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	1.319%	12/14/23	750,000	759,124	(a)(b)
Goldman Sachs Group Inc., Senior Notes	0.481%	1/27/23	510,000	510,145
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	270,000	280,509
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,418,815
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	162,482
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	1,320,000	1,319,723	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	3,460,000	3,441,528	(b)
Goldman Sachs Group Inc., Senior Notes (2.905% to 7/24/22 then 3 mo. USD LIBOR + 0.990%)	2.905%	7/24/23	1,290,000	1,318,629	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	0.909%	10/31/22	1,000,000	1,001,097	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.125%	7/24/23	3,830,000	3,857,747	(b)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	2,360,000	2,361,859	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,460,000	7,372,493	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.345%	5/8/24	$750,000	$762,905	(b)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	1,000,000	1,051,459
UBS AG, Senior Notes	1.250%	6/1/26	800,000	801,446	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	668,438	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	649,422	(a)(b)

Total Capital Markets				37,905,784

Consumer Finance - 1.7%
AIG Global Funding, Secured Notes	0.800%	7/7/23	650,000	655,967	(a)
Air Lease Corp., Senior Notes	3.750%	2/1/22	840,000	846,908
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	248,945
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,130,000	2,137,936
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	1,030,401
American Express Co., Senior Notes	3.400%	2/27/23	1,400,000	1,460,020
Caterpillar Financial Services Corp., Senior Notes	0.450%	9/14/23	140,000	140,404
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	4,510,000	4,513,662
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	0.635%	5/15/23	500,000	504,004	(b)

Total Consumer Finance				11,538,247

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	500,000	542,939
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	750,000	761,096	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	510,710	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	1,130,000	1,128,115	(a)

Total Diversified Financial Services				2,942,860

Insurance - 0.5%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	198,776
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	0.776%	3/29/23	1,000,000	1,009,775	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	1,627	2,299	(a)(d)

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	$1,500,000	$1,527,986	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	391,180	(a)

Total Insurance				3,130,016

TOTAL FINANCIALS				148,232,749

HEALTH CARE - 4.4%
Biotechnology - 1.2%
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,000,000	1,023,016
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,850,000	1,975,013
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,650,000	1,739,082
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	327,270
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.781%	11/21/22	1,040,000	1,047,518	(b)
Gilead Sciences Inc., Senior Notes	4.400%	12/1/21	500,000	500,000
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	970,000	970,301
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	772,046

Total Biotechnology				8,354,246

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	186,000	198,674
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.161%	6/6/22	1,054,000	1,061,286	(b)

Total Health Care Equipment & Supplies				1,259,960

Health Care Providers & Services - 2.4%
Cigna Corp., Senior Notes	3.500%	6/15/24	1,770,000	1,896,481
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	1.016%	7/15/23	2,585,000	2,620,813	(b)
CVS Health Corp., Senior Notes	3.700%	3/9/23	403,000	421,925
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,730,000	2,879,432
CVS Health Corp., Senior Notes	3.875%	7/20/25	820,000	903,804
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	270,020
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,027,866
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	334,820
Humana Inc., Senior Notes	1.350%	2/3/27	2,080,000	2,073,521
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	1,024,072
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	640,000	676,338
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	2,310,000	2,311,149
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	316,157

Total Health Care Providers & Services				16,756,398

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.6%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	$1,770,000	$1,780,190
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	1,500,000	1,525,644
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	507,002
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	30,079

Total Pharmaceuticals				3,842,915

TOTAL HEALTH CARE				30,213,519

INDUSTRIALS - 4.3%
Aerospace & Defense - 1.9%
Boeing Co., Senior Notes	1.875%	6/15/23	720,000	731,928
Boeing Co., Senior Notes	1.433%	2/4/24	3,010,000	3,016,911
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	950,573
Boeing Co., Senior Notes	2.750%	2/1/26	2,760,000	2,886,095
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	1,091,165
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,180,000	1,193,677
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,390,000	1,470,125
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	650,000	671,753
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	770,000	811,371
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	170,187

Total Aerospace & Defense				12,993,785

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	824,569
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	819,258	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	469,372	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	800,000	817,000
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,800,000	1,870,884	(a)

Total Airlines				4,801,083

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	210,018

Industrial Conglomerates - 0.9%
3M Co., Senior Notes	2.250%	3/15/23	1,360,000	1,398,163
3M Co., Senior Notes	3.250%	2/14/24	1,240,000	1,320,881
3M Co., Senior Notes	2.000%	2/14/25	160,000	166,550
Honeywell International Inc., Senior Notes	1.850%	11/1/21	500,000	500,698
Honeywell International Inc., Senior Notes	1.100%	3/1/27	2,530,000	2,524,689

Total Industrial Conglomerates				5,910,981

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.7%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	$140,000	$140,508
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,310,000	2,311,423
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	800,000	802,005
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	0.681%	6/7/23	635,000	640,943	(b)
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	740,000	743,474

Total Machinery				4,638,353

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,040,000	1,065,131

TOTAL INDUSTRIALS				29,619,351

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,530,000	1,533,611	(a)

IT Services - 0.3%
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	840,000	854,768
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	820,000	864,351
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	545,979

Total IT Services				2,265,098

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	318,904
Broadcom Inc., Senior Notes	4.700%	4/15/25	500,000	559,604
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,210,000	1,296,242
Intel Corp., Senior Notes	1.600%	8/12/28	1,600,000	1,610,345
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	230,000	243,903
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,650,000	1,649,208	(a)
NVIDIA Corp., Senior Notes	0.584%	6/14/24	1,500,000	1,505,007
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	10,205

Total Semiconductors & Semiconductor Equipment				7,193,418

Software - 0.3%
Oracle Corp., Senior Notes	3.400%	7/8/24	2,200,000	2,356,398

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.500%	2/9/22	500,000	504,232
Apple Inc., Senior Notes	1.400%	8/5/28	3,240,000	3,232,784

Total Technology Hardware, Storage & Peripherals				3,737,016

TOTAL INFORMATION TECHNOLOGY				17,085,541

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.9%
Metals & Mining - 0.7%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	$1,650,000	$1,746,575	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,620,000	1,639,090	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,110,000	1,114,418	(a)

Total Metals & Mining				4,500,083

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,250,000	1,241,489	(a)

TOTAL MATERIALS				5,741,572

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	300,000	303,405
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	1,020,000	1,063,299
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	600,000	628,692
Southern California Edison Co., Secured Bonds	0.975%	8/1/24	1,050,000	1,050,849

TOTAL UTILITIES				3,046,245

TOTAL CORPORATE BONDS & NOTES (Cost - $339,214,883)				340,764,611

ASSET-BACKED SECURITIES - 15.5%
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.084%	1/20/32	450,000	451,470	(a)(b)
AccessLex Institute, 2007-A A3 (3 mo. USD LIBOR + 0.300%)	0.429%	5/25/36	1,218,126	1,197,069	(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	0.729%	12/25/35	1,700,000	1,693,602	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	0.789%	10/25/35	560,000	551,363	(b)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.634%	10/20/31	160,000	160,282	(a)(b)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.214%	10/21/28	1,509,163	1,510,213	(a)(b)
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.750%)	0.834%	9/25/35	75,356	75,444	(b)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.534%	10/17/31	170,000	170,099	(a)(b)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.021%	8/5/27	402,769	402,473	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.086%	1/15/28	950,800	951,275	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	$600,000	$620,053	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	940,000	946,399	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	946,735	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.331%	11/20/30	250,000	250,268	(a)(b)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	1.175%	4/24/29	1,000,000	1,000,609	(a)(b)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.181%	11/20/28	371,055	371,150	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.134%	4/20/31	650,000	650,296	(a)(b)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.516%	1/15/33	570,000	570,758	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.237%	8/19/38	1,250,000	1,252,973	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	0.606%	9/16/24	1,500,000	1,503,395	(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	0.676%	7/15/27	900,000	912,062	(b)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.132%	7/28/28	1,108,934	1,109,464	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.184%	7/20/31	1,590,000	1,592,303	(a)(b)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,970,000	1,973,993	(a)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.976%	10/15/31	125,000	125,155	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.144%	4/23/29	249,826	249,950	(a)(b)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.144%	7/15/33	830,000	829,820	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH3 A3 (1 mo. USD LIBOR + 0.250%)	0.334%	6/25/37	56,238	56,222	(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,068,114	1,068,779	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	710,499	711,068	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.029%	8/9/24	965,000	932,739	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	1.534%	7/20/28	250,000	250,328	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	1.346%	1/15/29	$530,688	$530,922	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.316%	2/15/29	612,214	606,702	(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.166%	4/15/34	250,000	249,879	(a)(b)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.026%	10/15/27	501,143	501,268	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	1.434%	7/26/66	1,982,505	2,045,854	(a)(b)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	1,003,752	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	771,870
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	853,697
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.217%	7/20/34	1,330,000	1,331,928	(a)(b)
Golub Capital Partners CLO 49M Ltd., 2020-49A AR (3 mo. USD LIBOR + 1.530%)	1.630%	8/26/33	690,000	690,416	(a)(b)
Golub Capital Partners CLO 54M L.P, 2021-54A A (3 mo. USD LIBOR + 1.530%)	1.651%	8/5/33	1,040,000	1,040,093	(a)(b)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.035%	12/20/29	1,020,000	1,017,395	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.107%	7/15/39	1,280,000	1,283,598	(a)(b)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.285%	1/27/31	300,000	300,309	(a)(b)
GREYWOLF CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	1.755%	4/26/31	250,000	250,050	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.394%	1/20/30	500,000	500,249	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.205%	7/25/27	114,889	114,946	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	1,130,000	1,133,462	(a)(b)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,519,122	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	402,818	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	500,000	498,750	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	0.834%	10/25/35	798,860	799,085	(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Jamestown CLO X Ltd., 2017-10A A1R (3 mo. USD LIBOR + 1.030%)	1.164%	7/17/29	$1,310,000	$1,310,655	(a)(b)
John Deere Owner Trust, 2018-B A4	3.230%	6/16/25	780,000	788,052
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	1.163%	2/15/39	1,300,000	1,302,247	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. USD LIBOR + 0.560%)	0.644%	9/25/34	377,445	378,555	(b)
Madison Park Funding X Ltd., 2012-10A AR3 (3 mo. USD LIBOR + 1.010%)	1.144%	1/20/29	599,640	599,789	(a)(b)
Madison Park Funding XXXV Ltd., 2019-35A A1R (3 mo. USD LIBOR + 0.990%)	1.124%	4/20/32	760,000	760,160	(a)(b)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.254%	10/18/31	530,000	531,288	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004- WMC5 M1 (1 mo. USD LIBOR + 0.930%)	1.014%	7/25/35	513,222	513,759	(b)
Merrill Lynch Mortgage Investors Trust, 2006- HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.669%	12/25/36	118,444	118,340	(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.726%	7/15/29	500,000	495,898	(a)(b)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.181%	2/20/31	1,670,000	1,669,639	(a)(b)
MidOcean Credit CLO X, 2019-10A B (3 mo. USD LIBOR + 2.400%)	2.538%	10/23/32	400,000	401,108	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	0.664%	2/25/36	398,386	396,752	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	1,413,593	1,435,078	(a)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	1.296%	12/15/28	491,619	494,849	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	113,649	116,478	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	0.996%	1/15/43	402,395	403,934	(a)(b)
Navient Private Education Refi Loan Trust, 2019-D A2B (1 mo. USD LIBOR + 1.050%)	1.146%	12/15/59	1,085,650	1,099,279	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.684%	4/25/40	1,026,567	1,034,483	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.384%	3/25/66	1,010,000	1,051,693	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	1.234%	3/25/66	918,825	940,469	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.684%	12/26/69	$847,187	$854,105	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.684%	9/25/47	520,775	523,461	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	895,837	899,612	(a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. USD LIBOR + 0.740%)	0.829%	4/20/62	1,960,000	1,965,257	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	1.014%	8/25/34	510,942	510,895	(b)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	1.076%	10/25/41	442,163	443,675	(b)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	1.509%	5/25/33	147,439	150,644	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	0.794%	12/25/33	1,354,568	1,340,899	(b)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	1.004%	10/20/27	233,494	233,449	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	1.996%	10/15/29	500,000	500,753	(a)(b)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.676%	10/15/31	400,000	400,435	(a)(b)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.194%	1/20/31	370,000	370,362	(a)(b)
Octagon Investment Partners XIV Ltd., 2012-1A AARR (3 mo. USD LIBOR + 0.950%)	1.076%	7/15/29	680,000	680,045	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.125%	2/14/31	260,000	260,000	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.384%	10/19/32	150,000	150,265	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.171%	5/23/31	760,000	759,756	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	0.864%	11/25/34	714,580	714,745	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1, Step bond	5.866%	1/25/37	282,963	285,706
Oscar US Funding XIII LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,497,772	(a)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.931%	5/20/31	880,000	880,786	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.179%	4/30/27	459,489	459,547	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	1.204%	1/17/31	$249,683	$249,951	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	0.964%	8/25/33	227,125	224,444	(b)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	1.216%	1/15/30	650,000	649,779	(a)(b)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	1.985%	6/22/30	1,100,000	1,097,525	(a)(b)
SBA Small Business Investment Cos., 2017- 10A 1	2.845%	3/10/27	78,046	82,582
Sierra Timeshare Receivables Funding LLC, 2018-2A A	3.500%	6/20/35	1,263,956	1,308,602	(a)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.784%	10/20/31	420,000	427,349	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.789%	12/17/68	860,000	862,303	(a)(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	0.245%	1/25/27	406,472	405,565	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	0.265%	10/25/28	531,673	529,373	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	0.275%	10/25/29	329,088	327,814	(b)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	0.295%	1/25/41	951,581	934,651	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.275%	3/25/44	1,322,949	1,304,735	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	0.634%	5/26/55	953,299	943,798	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	0.734%	6/25/55	1,031,465	1,041,017	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	1.546%	2/17/32	199,396	202,198	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	690,000	695,605	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	618,539	614,716	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	860,000	869,569	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	880,169	883,836	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	915,639	932,023	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	573,241	614,934	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	1.720%	7/23/33	$1,060,000	$1,059,991	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	268,825	275,398	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	1,015,193	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. USD LIBOR + 1.900%)	1.984%	5/25/58	1,260,000	1,307,684	(a)(b)
Toyota Auto Loan Extended Note Trust, 2020-1A A	1.350%	5/25/33	1,110,000	1,133,397	(a)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	1,310,000	1,317,107	(a)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.834%	10/20/28	420,000	418,236	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.425%	10/25/32	1,040,000	1,038,426	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	927,461	933,760	(a)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.016%	4/15/29	1,129,930	1,130,971	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.324%	10/18/31	250,000	250,528	(a)(b)
Voya CLO Ltd., 2018-2A A1 (3 mo. USD LIBOR + 1.000%)	1.126%	7/15/31	1,650,000	1,651,306	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.276%	10/15/31	1,400,000	1,401,503	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	1.166%	1/15/32	800,000	800,023	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	1,656,522	1,732,575	(a)
Wellfleet CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.220%)	1.340%	7/15/34	1,810,000	1,811,287	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.231%	7/24/32	1,040,000	1,040,005	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.875%	10/24/31	480,000	480,849	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	1.376%	10/15/31	300,000	299,772	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $106,067,769)				106,559,028

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.3%
U.S. Government Obligations - 10.3%
U.S. Treasury Bonds	2.000%	2/15/50	760,000	772,469
U.S. Treasury Notes	0.125%	7/31/22	6,660,000	6,662,906
U.S. Treasury Notes	0.125%	5/31/23	13,670,000	13,659,320

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.250%	6/15/24	$16,560,000	$16,509,544
U.S. Treasury Notes	0.250%	5/31/25	2,480,000	2,450,259
U.S. Treasury Notes	0.250%	6/30/25	500,000	493,691
U.S. Treasury Notes	0.250%	7/31/25	1,955,000	1,928,653
U.S. Treasury Notes	0.250%	10/31/25	6,270,000	6,166,643
U.S. Treasury Notes	0.375%	12/31/25	1,700,000	1,677,953
U.S. Treasury Notes	0.375%	1/31/26	3,380,000	3,332,733
U.S. Treasury Notes	0.375%	9/30/27	4,870,000	4,704,877
U.S. Treasury Notes	1.250%	6/30/28	9,150,000	9,264,375
U.S. Treasury Notes	1.000%	7/31/28	3,180,000	3,164,597

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $71,033,814)				70,788,020

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 8.7%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	0.976%	9/15/34	500,000	500,514	(a)(b)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.016%	1/18/36	1,290,000	1,292,967	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	1.184%	10/25/33	234,007	233,266	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.346%	7/15/35	910,000	912,651	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	1,300,000	1,304,113	(a)(b)
BX Commercial Mortgage Trust, 2020-BXLP A (1 mo. USD LIBOR + 0.800%)	0.896%	12/15/36	801,717	803,559	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	1,135,179	(a)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. USD LIBOR + 0.670%)	0.766%	6/15/38	1,100,000	1,103,080	(a)(b)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.064%	2/15/38	940,000	939,930	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	1.166%	12/15/37	990,000	993,418	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	321,648	323,898	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.384%	8/25/35	1,818	1,815	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.664%	10/25/35	8,252	8,317	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.284%	1/25/36	3,097	2,934	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	365,235
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	1,290,611	1,286,352	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
CSMC Trust, 2010-3R 2A3	4.195%	12/26/36	$140,825	$142,267	(a)(b)
CSMC Trust, 2014-11R 15A2	2.833%	1/27/36	580,569	581,508	(a)(b)
CSMC Trust, 2015-12R 2A1	0.592%	11/30/37	867,965	868,086	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	237,650	241,048	(a)
CSMC Trust, 2019-AFC1 A2, Step bond	2.776%	7/25/49	501,553	507,609	(a)
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	501,553	506,787	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,586,389	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	870,945	881,699	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	310,000	315,414	(a)(b)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.846%	7/25/47	438,138	444,921	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	651,847	650,968	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	651,847	650,639	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	907,311	912,526	(a)(b)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	734,133	748,985	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	895,274	900,493	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	1,222,194	1,248,079	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	320,000	324,852	(a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	1,014,997	1,015,886	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	0.741%	8/25/29	1,200,000	1,204,020	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.446%	11/15/40	34,749	34,797	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	0.534%	9/25/49	1,083,737	1,093,984	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.934%	2/25/50	1,184,399	1,193,674	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (30 Day Average SOFR + 1.300%)	1.350%	10/25/50	8,209	8,209	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.950%	12/25/50	$294,388	$294,604	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.150%	10/25/33	850,000	868,445	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	1.138%	6/1/28	5,602	5,624	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M3 (1 mo. USD LIBOR + 5.550%)	5.634%	7/25/28	302,633	316,765	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.584%	3/25/30	490,000	500,365	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	370,000	378,877	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.334%	10/25/23	176,081	183,359	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.484%	1/25/24	258,957	267,521	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.984%	11/25/24	94,436	97,306	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.084%	11/25/24	77,928	79,605	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.284%	1/25/30	326,591	334,074	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.234%	10/25/30	320,000	322,458	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.084%	3/25/31	397,317	400,306	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	0.678%	3/25/27	$12,651	$12,714	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	106,268	109,223	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.962%	3/25/42	839,630	920,176	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.355%	8/25/43	541,123	559,566	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.266%	8/25/42	452,880	472,024	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	0.484%	5/25/42	73,188	73,172	(b)
GCAT Trust, 2020-NQM1 A3, Step bond	2.554%	1/25/60	1,580,255	1,595,576	(a)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.605%	12/19/59	392	392	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.603%	2/20/61	143,511	143,998	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.503%	3/20/63	344,588	345,305	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	1.103%	3/20/66	2,247,045	2,293,865	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	0.603%	7/20/67	752,873	756,165	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.438%	3/20/23	123,517	123,505	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	0.828%	6/20/35	303,330	303,400	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	0.988%	6/20/35	249,289	247,706	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.604%	11/25/35	262,990	249,472	(b)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	0.796%	6/15/34	352,056	352,233	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	83,990	84,807	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.431%	3/25/50	319,890	326,356	(a)(b)

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	$812,636	$815,536	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	579,612
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.946%	11/15/34	187,607	187,374	(a)(b)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.846%	2/16/22	590,000	590,312	(a)(b)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,587,547	(a)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.841%	6/25/54	1,120,000	1,119,727	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	210,965	223,061	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	143,575	154,591	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	274,609	295,947	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	1,020,877	1,077,763	(a)(b)
New Residential Mortgage Loan Trust, 2019- RPL3 A1	2.750%	7/25/59	1,017,787	1,057,041	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	0.414%	8/25/35	131,530	129,301	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.629%	5/25/33	319,366	209,145	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4, Step bond	6.138%	3/25/47	310,372	325,673
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	1,096,659	1,101,891	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	1,106,279	1,110,304	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	1,300,000	1,302,023	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.838%	5/27/23	269,207	267,036	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.788%	10/27/22	287,062	288,184	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	307,305	283,997	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	7,390	4,472
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. USD LIBOR + 0.950%)	1.034%	7/25/36	1,290,000	1,292,192	(a)(b)
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	0.534%	11/25/33	49,163	48,584	(b)
Sequoia Mortgage Trust, 9 2A	1.706%	9/20/32	102,368	103,296	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.246%	5/15/38	$920,000	$924,010	(a)(b)
Structured ARM Loan Trust, 2004-2 1A1	2.946%	3/25/34	95,910	96,664	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.463%	6/25/35	458,026	435,683	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.900%)	0.996%	11/11/34	291,629	292,044	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.484%	6/25/35	334,819	283,125	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.544%	4/25/45	1,067,134	1,055,749	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	0.664%	7/25/45	1,306,770	1,291,540	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.804%	7/25/45	418,826	415,715	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	143,191	151,651

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $58,885,058)				59,389,822

SENIOR LOANS - 1.0%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.835%	3/1/27	41,559	41,013	(b)(f)(g)

Media - 0.3%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.840%	4/30/25	524,184	522,973	(b)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.596%	9/18/26	500,000	498,280	(b)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.871%	1/31/26	38,057	37,805	(b)(f)(g)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	578,618	578,031	(b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.596%	1/31/28	40,000	39,636	(b)(f)(g)

Total Media				1,676,725

TOTAL COMMUNICATION SERVICES				1,717,738

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	$567,668	$567,356	(b)(f)(g)

Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.835%	11/19/26	79,820	78,564	(b)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.835%	12/23/24	520,420	516,812	(b)(f)(g)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.834%	6/22/26	85,086	84,288	(b)(f)(g)

Total Hotels, Restaurants & Leisure				679,664

Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	498,747	501,241	(b)(f)(g)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	497,494	496,307	(b)(f)(g)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	500,000	500,937	(b)(f)(g)

Total Specialty Retail				1,498,485

TOTAL CONSUMER DISCRETIONARY				2,745,505

FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.842%	11/16/26	32,513	32,238	(b)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.088%	3/1/26	8,229	8,196	(b)(f)(g)

Total Diversified Financial Services				40,434

Insurance - 0.0%††
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.085%	11/3/24	48,867	48,111	(b)(f)(g)

TOTAL FINANCIALS				88,545

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%††
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.082%	11/15/27	498,734	492,719	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	25

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	$500,000	$500,723	(b)(f)(g)

TOTAL HEALTH CARE				993,442

INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan	—	12/30/26	498,737	494,062	(h)

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.085%	10/16/26	498,737	498,565	(b)(f)(g)

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.856%	7/1/26	23,743	23,564	(b)(f)(g)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.835%	2/4/27	8,513	8,466	(b)(f)(g)

TOTAL MATERIALS				32,030

TOTAL SENIOR LOANS (Cost - $6,550,818)				6,569,887

MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	57,543	62,149

FNMA - 0.1%
Federal National Mortgage Association (FNMA)	2.500%	3/1/38	155,859	162,413
Federal National Mortgage Association (FNMA)	4.500%	1/1/59	411,566	465,407
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.453%	9/1/37	284,706	302,547	(b)

Total FNMA				930,367

GNMA - 0.1%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	42,838	45,467
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	194,274	203,089

Total GNMA				248,556

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,242,973)				1,241,072

See Notes to Schedule of Investments.

26	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.2%
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes (Cost - $1,208,078)	0.750%	9/2/23	$1,210,000	$1,217,178	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $584,203,393)				586,529,618

			SHARES
SHORT-TERM INVESTMENTS - 13.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $92,074,890)	0.010%		92,074,890	92,074,890	(i)

TOTAL INVESTMENTS - 99.0% (Cost - $676,278,283)				678,604,508
Other Assets in Excess of Liabilities - 1.0%				7,035,377

TOTAL NET ASSETS - 100.0%				$685,639,885

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of August 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $92,074,890 and the cost was $92,074,890 (Note 2).

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	27

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	53	12/23	$13,133,014	$13,122,138	$10,876
90-Day Eurodollar	30	12/21	7,482,412	7,486,875	(4,463)
U.S. Treasury 2-Year Notes	654	12/21	143,996,158	144,094,594	(98,436)
U.S. Treasury 5-Year Notes	1,260	12/21	155,518,116	155,885,625	(367,509)
U.S. Treasury 10-Year Notes	14	12/21	1,869,851	1,868,344	1,507
U.S. Treasury Long-Term Bonds	35	12/21	5,686,150	5,703,906	(17,756)
U.S. Treasury Ultra Long- Term Bonds	10	12/21	1,962,483	1,972,813	(10,330)

Net unrealized depreciation on open futures contracts					$(486,111)

At August 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$47,152,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	$(3,090)
146,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(453)	4,748

See Notes to Schedule of Investments.

28	Western Asset Ultra-Short Income Fund 2021 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$4,010,000	11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	$10,056	$50,684
	4,631,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	7,440	(63,821)

Total	$55,939,000				$17,043	$(11,479)

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2021 Quarterly Report	29

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

30

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

31

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$340,764,611	—	$340,764,611
Asset-Backed Securities	—	106,559,028	—	106,559,028
U.S. Government & Agency Obligations	—	70,788,020	—	70,788,020
Collateralized Mortgage Obligations	—	59,389,822	—	59,389,822
Senior Loans	—	6,569,887	—	6,569,887
Mortgage-Backed Securities	—	1,241,072	—	1,241,072
Sovereign Bonds	—	1,217,178	—	1,217,178

Total Long-Term Investments	—	586,529,618	—	586,529,618

Short-Term Investments†	$92,074,890	—	—	92,074,890

Total Investments	$92,074,890	$586,529,618	—	$678,604,508

Other Financial Instruments:
Futures Contracts††	$12,383	—	—	$12,383
Centrally Cleared Interest Rate Swaps††	—	$55,432	—	55,432

Total Other Financial Instruments	$12,383	$55,432	—	$67,815

Total	$92,087,273	$586,585,050	—	$678,672,323

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$498,494	—	—	$498,494
Centrally Cleared Interest Rate Swaps††	—	$66,911	—	66,911

Total	$498,494	$66,911	—	$565,405

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2.	Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

32

Notes to Schedule of Investments (unaudited) (continued)

		Purchased		Sold
	Affiliate Value at May 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$130,863,719	$160,263,176	160,263,176	$199,052,005	199,052,005

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,286	—	$92,074,890

33